Document and Entity Information	Feb. 02, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	GREENLIGHT BIOSCIENCES HOLDINGS, PBC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39894
Entity Tax Identification Number	85-1914700
Entity Address, Address Line One	200 Boston Avenue
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Medford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02155
City Area Code	617
Local Phone Number	616-8188
Entity Information, Former Legal or Registered Name	Environmental Impact Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001822691
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	535 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GRNA
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	GRNAW
Security Exchange Name	NASDAQ